Equity - (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity	R$ 11,034,771	R$ 11,827,282	R$ 14,675,960	R$ 12,950,024
Shares delivered under share-based payment arrangements	0	1,233	806
Brokerage fee expense	9,836	1,506
Treasury shares
Disclosure of classes of share capital [line items]
Equity	(4,591,288)	(1,805,896)	(282,709)	R$ (69,085)
Proceeds from share repurchase program	(2,987,034)	(1,587,332)
Shares delivered under share-based payment arrangements	R$ 201,642	R$ 64,145	R$ 53,270
Class A common stock
Disclosure of classes of share capital [line items]
Number of treasury shares held by the company	(65,342,853,000)	(28,234,942,000)	(5,311,421,000)
Repurchase of common stock shares during the period (in shares)	(40,290,099,000)	(24,090,491,000)
Class A common stock | Treasury shares
Disclosure of classes of share capital [line items]
Weighted average exercise price of share options exercised in repurchase program	R$ 75,980	R$ 64,530
Weighted average exercise price of share options exercised in share-based payment arrangement	R$ 66,930	R$ 50,650
Class A common stock | Restricted share units (RSUs) [Member]
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)	3,182,188,000	1,166,970,000